Inventories Related to Real Estate Business - Summary of Inventories Related to Real Estate Business (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business	$ 3,668,476	$ 119,807	$ 5,488,676
Land and buildings held for sale [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business	666,665	21,772	678,080
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business	3,001,811	98,035	3,023,070
Land held for construction [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business	$ 0	$ 0	$ 1,787,526